Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payment arrangements [Abstract]
Summary Of Key Assumptions Used In Valuation	The following table summarizes the fair value for accounting purposes at grant dates and the key assumptions used in the valuation:

	2022-2024 PSUs	2022-2025 RSUs
Fair value	€8.68 - €9.69	€8.62 - €9.56

Grant date share price	€9.71 - €10.47
Expected volatility based on the historical and implied volatility of a group of comparable companies	35.0% - 37.5%
Dividend yield	0.90% - 0.98%
Risk-free rate	1.96% - 4.13%	2.07% - 4.05%

Summary Of Changes In Number Of Outstanding Awards
The following table summarizes the changes in the number of the outstanding number awards under the Long-Term Incentive Awards 2022-2025, all of which were unvested:

	2022-2024 PSUs	2022-2025 RSUs	Total Awards
Outstanding at December 31, 2021	—	—	—
Granted	1,461,950	626,550	2,088,500
Forfeited	(95,900)	(41,100)	(137,000)
Outstanding at December 31, 2022	1,366,050	585,450	1,951,500
The following table summarizes the changes in the number of the outstanding number awards under the Management IPO equity-settled share-based payments, all of which were unvested:

Management IPO PSUs
Outstanding at December 31, 2020	—
Granted	900,000
Outstanding at December 31, 2021	900,000
Forfeited	(20,000)
Outstanding at December 31, 2022	880,000